Compensation Expense for Share-Based Payment Arrangements and Associated Tax Impacts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 73.9	$ 70.3	$ 52.7
Tax Benefits Recognized	27.7	26.5	19.3
Stock and Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	44.0	36.2	25.1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	27.4	34.1	27.6
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Expense	$ 2.5